Concentration of Credit risk	12 Months Ended
Mar. 31, 2025
Concentration of Credit risk [Abstract]
Concentration of Credit risk

Note 21 — Concentration of Credit risk

(1)   Major customers

For the year ended March 31, 2025, customers F, C, and A, are accounted for approximately 15%,15%, and 14% of the Company’s total revenue, respectively. For the year ended March 31, 2024, customers A, F, B and C from the Company’s distribution of console game segment are accounted for approximately 17%, 12%, 11%, and 11% of the Company’s total revenue, respectively. For the year ended March 31, 2023, customers A, B and C are accounted for approximately 13%, 11%, and 10% of the Company’s total revenue, respectively.

As of March 31, 2025, customers A, B, E and C from the Company’s distribution of console game segment accounted and game publishing segment for approximately 31%, 17%, 17 and 12% of the total balance of accounts receivable, respectively. As of March 31, 2024, customers A and B from the Company’s distribution of console game segment accounted for approximately 42% and 14% of the total balance of account receivable, respectively.

(2)   Major vendors

For the year ended March 31, 2025, three vendors a, b and o are accounted for approximately 41%, 13% and 10% of the Company’s total cost of goods sold, respectively. For the year ended March 31, 2024, two vendors a and b are accounted for approximately 34% and 21% of the Company’s total cost of goods sold, respectively For the year ended March 31, 2023, three vendors a, b, and c are accounted for approximately 25%, 14% and 12% of the Company’s total cost of goods sold, respectively.

As of March 31, 2025, vendors h, a, and e accounted for approximately 46%, 16% and 16% of the Company’s total balance of accounts payable, respectively. As of March 31, 2024, vendors a, h and f accounted for approximately 29%, 12%, and 10% of the Company’s total balance of accounts payable, respectively.

(3)   Credit risk

Financial instruments that are potentially subject to significant concentrations of credit risk consist primarily of cash. The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance /Company up to approximately $55,783 (SGD 75,000) per account. As of March 31, 2025 and 2024, the Company had cash balance of $17,323,837, and $2,483,834 was maintained at DI Scheme banks in Singapore, of $16,379,947 and $2,256,282 was subject to credit risk, respectively. The Hong Kong Deposit Protection Board pays compensation up to a limit of $102,829 (HKD 800,000) if the bank with which an individual/a Company hold its eligible deposit fails. As of March 31, 2025 and 2024, cash balance of $427,289 and $135,184 was maintained at financial institutions in Hong Kong, of which $218,660 and $42,448 were subject to credit risk, respectively. The Malaysia deposit insurance corporation (PIDM) standard insurance amount is up to $56,351 (MYR 250,000) per depositor per insured bank. As of March 31, 2025 and 2024, the Company had cash balance of $110,745 and $58,041 was maintained at banks in Malaysia, of $50,485 and $1,663 was subject to credit risk. The Brazilian Deposit Insurance System (FGC) provides deposit insurance coverage of up to $43,550 (BRL 250,000) per depositor per financial institution. As of March 31, 2025, and March 31, 2024, the Company had cash balances of $7,526 and $0 maintained in Brazilian financial institutions, of which $0 were subject to credit risk. The China’s Deposit Insurance Fund (DIF) provides deposit insurance coverage of up to $68,902 (RMB 500,000) per depositor per financial institution. As of March 31, 2025, and March 31, 2024, the Company had cash balances of $377,982 and $0 maintained in China’s financial institutions, of which $309,048 and $0 were subject to credit risk, respectively.

While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

The Company is also exposed to risk from accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.